Investments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Investments
11.	Investments

11.1.	Information on direct subsidiaries, joint arrangements and associates

	Main business segment	% Petrobras’ ownership	% Petrobras’ voting rights	Shareholders’ equity (deficit)	Net income (loss)for the year	Country
Subsidiaries
Petrobras Netherlands B.V. - PNBV (i)	E&P	100.00	100.00	27,120	2,568	Netherlands
Petrobras Distribuidora S.A. - BR	Distribution	71.25	71.25	2,668	360	Brazil
Petrobras International Braspetro - PIB BV (i) (ii)	Several segments	100.00	100.00	8,197	(1,700)	Netherlands
Petrobras Transporte S.A. - Transpetro	RT&M	100.00	100.00	1,278	38	Brazil
Petrobras Logística de Exploração e Produção S.A. - PB-LOG	E&P	100.00	100.00	1,189	247	Brazil
Transportadora Associada de Gás S.A. - TAG	Gas & Power	100.00	100.00	3,766	731	Brazil
Petrobras Gás S.A. - Gaspetro	Gas & Power	51.00	51.00	590	81	Brazil
Petrobras Biocombustível S.A.	Biofuels	100.00	100.00	451	50	Brazil
Petrobras Logística de Gás - Logigás	Gas & Power	100.00	100.00	188	98	Brazil
Liquigás Distribuidora S.A.	RT&M	100.00	100.00	294	33	Brazil
Araucária Nitrogenados S.A.	Gas & Power	100.00	100.00	53	(152)	Brazil
Termomacaé Ltda.	Gas & Power	100.00	100.00	26	(188)	Brazil
Braspetro Oil Services Company - Brasoil (i)	Corporate	100.00	100.00	176	9	Cayman Islands
Breitener Energética S.A.	Gas & Power	93.66	93.66	219	14	Brazil
Companhia Integrada Têxtil de Pernambuco S.A. - CITEPE	RT&M	100.00	100.00	81	(56)	Brazil
Termobahia S.A.	Gas & Power	98.85	98.85	185	19	Brazil
Companhia Petroquímica de Pernambuco S.A. - PetroquímicaSuape	RT&M	100.00	100.00	(3)	(26)	Brazil
Baixada Santista Energia S.A.	Gas & Power	100.00	100.00	98	30	Brazil
Petrobras Comercializadora de Energia Ltda. - PBEN	Gas & Power	99.91	99.91	28	4	Brazil
Fundo de Investimento Imobiliário RB Logística - FII	E&P	99.20	99.20	45	14	Brazil
Petrobras Negócios Eletrônicos S.A. - E-Petro	Corporate	100.00	100.00	11	1	Brazil
Termomacaé Comercializadora de Energia Ltda	Gas & Power	99.99	99.99	3	—	Brazil
5283 Participações Ltda.	Corporate	100.00	100.00	—	—	Brazil
PDET Offshore S.A.	Corporate	100.00	100.00	(51)	(53)	Brazil
Joint operations
Fábrica Carioca de Catalizadores S.A. - FCC	RT&M	50.00	50.00	77	22	Brazil
Ibiritermo S.A.	Gas & Power	50.00	50.00	56	12	Brazil
Joint ventures
Logum Logística S.A.	RT&M	17.14	17.14	315	(47)	Brazil
Cia Energética Manauara S.A.	Gas & Power	40.00	40.00	39	2	Brazil
Petrocoque S.A. Indústria e Comércio	RT&M	50.00	50.00	56	19	Brazil
Refinaria de Petróleo Riograndense S.A.	RT&M	33.20	33.20	54	33	Brazil
Brasympe Energia S.A.	Gas & Power	20.00	20.00	25	2	Brazil
Brentech Energia S.A.	Gas & Power	30.00	30.00	26	1	Brazil
Metanol do Nordeste S.A. - Metanor	RT&M	34.54	34.54	8	1	Brazil
Eólica Mangue Seco 4 - Geradora e Comercializadora de Energia Elétrica S.A.	Gas & Power	49.00	49.00	13	2	Brazil
Eólica Mangue Seco 3 - Geradora e Comercializadora de Energia Elétrica S.A.	Gas & Power	49.00	49.00	13	1	Brazil
Eólica Mangue Seco 1 - Geradora e Comercializadora de Energia Elétrica S.A.	Gas & Power	49.00	49.00	12	1	Brazil
Eólica Mangue Seco 2 - Geradora e Comercializadora de Energia Elétrica S.A.	Gas & Power	51.00	51.00	12	1	Brazil
Companhia de Coque Calcinado de Petróleo S.A. - Coquepar	RT&M	45.00	45.00	(2)	(3)	Brazil
Participações em Complexos Bioenergéticos S.A. - PCBIOS	Biofuels	50.00	50.00	—	—	Brazil
Associates
Sete Brasil Participações S.A. (iv)	E&P	5.00	5.00	(6,789)	(81)	Brazil
Fundo de Investimento em Participações de Sondas - FIP Sondas	E&P	4.59	4.59	—	(1)	Brazil
Braskem S.A. (v)	RT&M	36.20	47.03	2,352	1,158	Brazil
UEG Araucária Ltda.	Gas & Power	20.00	20.00	158	(16)	Brazil
Deten Química S.A.	RT&M	27.88	27.88	119	19	Brazil
Energética SUAPE II	Gas & Power	20.00	20.00	98	38	Brazil
Termoelétrica Potiguar S.A. - TEP	Gas & Power	20.00	20.00	33	—	Brazil
Nitroclor Ltda.	RT&M	38.80	38.80	—	—	Brazil
Bioenergética Britarumã S.A.	Gas & Power	30.00	30.00	—	—	Brazil
Nova Transportadora do Sudeste - NTS	Gas & Power	10.00	10.00	1,192	433	Brazil

(i)	Companies abroad with financial statements prepared in foreign currencies.
(ii)	5283 Participações Ltda holds 0.0034% interest.
(iii)	Cover segments abroad in E&P, RTM, Gas & Power and Distribution segments.
(iv)	Despite the negative amount of net assets, allowance for losses was not recognized as the Company’s obligations with Sete Brasil are limited to the investments made in this associate.
(v)	Equity and net income at September 30, 2017.

The main investees of PNBV are: Tupi BV (65%), Guará BV (45%), Agri Development BV (90%), Libra (40%), Papa Terra BV (62.5%). They are dedicated to construction and lease of equipment and platforms for Brazilian E&P consortiums and are incorporated under the law of The Netherlands. PNBV’s interests in these entities comprise the voting rights. In addition, Tupi BV and Guará BV have 100% interest in Iara BV and Lapa BV, respectively.

The main investees of PIB BV are the wholly-owned subsidiaries Petrobras Global Trading B.V. – PGT, Petrobras Global Finance B.V.—PGF; Petrobras America Inc. – PAI. PGT is incorporated under the law of The Netherlands and is dedicated to the trade of oil, oil products, biofuels and LNG (liquefied natural gas), as well as to the funding of its activities in light of Petrobras Group. PGF also is incorporated under the law of The Netherlands and is the finance subsidiary of Petrobras Group, raising funds through bonds issued in the international market. PAI is incorporated under the law of United Sates and is dedicated to E&P and refining activities (Pasadena). In addition, Petrobras Oil & Gas B.V. – PO&G is a joint venture incorporated under the law of The Netherlands dedicated to E&P business in Africa, of which PIB BV has 50% stake.

Gaspetro holds interests in several state distributors of natural gas in Brazil that carry out, by means of concessions, public service of distribution of piped natural gas.

11.2.	Investments in associates and joint ventures

	Balance at 12.31.2016	Investments	Restructuring, capital decrease and others	Results in equity- accounted investments	CTA	OCI	Dividends	Balance at 12.31.2017
Joint Ventures
Petrobras Oil & Gas B.V. - PO&G	1,428	—	—	133	—	—	(151)	1,410
State-controlled natural gas distributors	330	—	—	80	(5)	—	(60)	345
Compañia Mega S.A. - MEGA	36	—	—	25	(1)	—	(11)	49
Petrochemical joint ventures	25	—	—	9	(1)	—	(4)	29
Other joint ventures	103	100	(5)	(81)	—	3	(16)	104
Associates
Nova Transportadora do Sudeste	—	—	357	43	(8)	—	(61)	331
Petrochemical associates	1,064	—	(55)	464	(32)	131	(111)	1,461
Other associates	50	—	(3)	13	(1)	—	(11)	48
Other investments	16	4	(1)	—	(1)	—	—	18

Total	3,052	104	293	686	(49)	134	(425)	3,795

Results in investees transferred to assets held for sale				(13)

Results in equity-accounted investments				673

11.3.	Investments in non- consolidated listed companies

	Thousand-share lot			Quoted stock exchange prices (US$ per share)		Market value
	12.31.2017	12.31.2016	Type	12.31.2017	12.31.2016	12.31.2017	12.31.2016
Associate
Braskem S.A.	212,427	212,427	Common	13.15	9.20	2,794	1,955
Braskem S.A.	75,762	75,762	Preferred A	12.96	10.51	982	796

						3,776	2,751

Since July 2017, the Company has begun negotiations with Odebrecht S.A. to revise the terms and conditions of the Braskem S.A. Shareholder’s Agreement, signed on February 8, 2010. This revision aims to improve Braskem’s corporate governance and the corporate relationship between the parties, with the purpose of creating value for all Braskem shareholders. The negotiations are in still in their preliminary stages and they aim at a corporate restructuring with a unification of Braskem’s shares classes.

The market value of these shares does not necessarily reflect the realizable value upon sale of a large block of shares.

The main estimates used in the cash flow projections to determine the value in use of Braskem are set out in Note 14 to the Financial Statements as of December 31, 2017.

11.4.	Non-controlling interest

The total amount of non-controlling interest at December 31, 2017 is US$ 1,700 (US$ 771 in 2016) primarily comprising US$ 792 of Petrobras Distribuidora, US$ 289 of Gaspetro (US$ 281 in 2016), US$ 76 of Transportadora Brasileira Gasoduto Brasil-Bolívia – TBG (US$ 99 in 2016), and US$ 284 refer to Consolidated Structured Entities (US$ 175 in 2016).

Condensed financial information is set out as follows:

	Gaspetro		Consolidated Structured entities (*)		TBG		BR Distribuidora
	2017	2016	2017	2016	2017	2016	2017
Current assets	80	83	728	745	140	329	3,235
Long-term receivables	74	84	1,106	1,673	1	1	2,042
Investments	406	392	—	—	—	—	11
Property, plant and equipment	1	1	—	85	594	640	1,758
Other non-current assets	89	93	—	—	2	3	137

	650	653	1,834	2,503	737	973	7,183

Current liabilities	24	46	226	508	248	394	1,334
Non-current liabilities	36	33	1,322	1,820	335	377	3,181
Shareholders’ equity	590	574	286	175	154	202	2,668

	650	653	1,834	2,503	737	973	7,183

Sales revenues	111	96	—	—	462	423	26,483
Net income	75	72	106	287	265	243	330
Increase (decrease) in cash and cash equivalents	15	1	57	11	204	187	(49)

(*)   Comprises Charter Development LLC—CDC and Companhia de Desenvolvimento e Modernização de Plantas Industriais—CDMPI S.A. At December 31, 2016 also includes PDET Offshore S.A., which became a subsidiary in 2017.

Petrobras Distribuidora (BR) is a company which has as its corporate purpose the distribution, transportation, trade and industrialization of oil products, other fuels and several forms of energy, and is controlled by Petrobras, which holds a 71.25% interest. See note 10.1 for information on the public offering of BR in December 2017.

Gaspetro, a Petrobras’ subsidiary, holds interests in several state distributors of natural gas in Brazil. The Company holds 51% of interests in this indirect subsidiary.

TBG is an indirect subsidiary which operates in natural gas transmission activities mainly through Bolivia-Brazil Gas Pipeline. The Company holds 51% of interests in this indirect subsidiary.

11.5.	Summarized information on joint ventures and associates

The Company invests in joint ventures and associates in Brazil and abroad, whose activities are related to petrochemical companies, gas distributors, biofuels, thermoelectric power plants, refineries and other activities. Condensed financial information is set out below:

	2017				2016
	Joint ventures			Associates	Joint ventures			Associates
	In Brazil	PO&G	Other companies abroad	Other companies in Brazil	In Brazil	PO&G	Other companies abroad	Other companies in Brazil
Current assets	938	625	72	5,729	1,016	835	152	5,214
Non-current assets	502	71	1	1,454	558	35	21	1,647
Property, plant and equipment	897	3,706	8	9,342	867	3,304	19	9,344
Other non-current assets	725	—	—	980	720	1	—	957

	3,062	4,402	81	17,505	3,161	4,175	192	17,162

Current liabilities	1,005	276	29	5,973	1,226	391	84	4,296
Non-current liabilities	639	2,197	1	16,172	499	1,819	1	18,613
Shareholders’ equity	1,418	1,929	51	(4,390)	1,436	1,965	107	(4,789)
Non-controlling interest	—	—	—	(250)	—	—	—	(958)

	3,062	4,402	81	17,505	3,161	4,175	192	17,162

Sales revenues	3,208	557	145	15,790	2,696	770	331	14,156
Net Income (loss) for the year	160	272	26	1,338	185	63	68	(1,292)
Ownership interest—%	20 to 83%	50%	34 to 50%	5 to 49%	20 to 83%	50%	34 to 50%	5 to 49%